_________________________________________


                       STATEMENT OF ADDITIONAL INFORMATION
                                December 8, 2003


                            For the Reorganization of
                              Certain Lindner Funds
                                      into
                             Certain Hennessy Funds

                    _________________________________________



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated December 8, 2003 relating to the Special Meetings of Shareholders of the Lindner Communications Fund, Lindner Small-Cap Growth Fund, Lindner Growth and Income Fund, Lindner Large-Cap Growth Fund and Lindner Market Neutral Fund (each a "Lindner Fund"), to be held on January 23, 2004 at 9:00 A.M., Central time, and at such date and time as established for any postponements or adjournments thereof, if any (the "Special Meetings"). The Special Meetings are being held to consider and vote upon (1) a proposal to approve an Agreement and Plan of Reorganization, dated as of October 14, 2003, which provides for (a) the separate transfer of all of the assets and liabilities of each of the Lindner Funds to separate investment portfolios of Hennessy Mutual Funds, Inc. ("HMFI") or Hennessy Funds, Inc. ("HFI") (in each case, a "Hennessy Fund") in exchange for shares of such Hennessy Fund and (b) the distribution, to each of the shareholders of the Lindner Funds, shares of the corresponding Hennessy Fund having an aggregate value equal to the aggregate value of the shares of the Lindner Fund held by such shareholder immediately prior to the reorganization (such transactions collectively constituting the "Reorganization"); and (2) such other business as may properly come before the Special Meetings. Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Lindner Investments at 520 Lake Cook Road, Suite 381, Deerfield, Illinois 60015, or by calling 1-800-995-7777.



     The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

     (1) The Statement of Additional Information of the Lindner Funds, dated October 17, 2003;

     (2) The Statement of Additional Information of the Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund, each a series of HMFI, dated January 31, 2003; and

     (3) The Statement of Additional Information of the Hennessy Total Return Fund and Hennessy Balanced Fund, each a series of HFI, dated October 28, 2003.

     (4) The Annual Report to Shareholders of the Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Value Fund, each a series of HMFI, dated September 30, 2003.

     This Statement of Additional Information consists of this cover page and the pro forma financial statements related to the proposed Reorganization.

                                Table of Contents


                                                                          Page
                                                                          ----

1.   Introductory Note to Unaudited Pro Forma Financial Statements         B-3

2. Financial Statements (unaudited), on a pro forma basis, for the following funds:

     Lindner Growth and Income Fund and Hennessy Cornerstone Value Fund,
     for the period ended September 30, 2003                               B-4

     Lindner Large-Cap Growth Fund and Hennessy Total Return Fund,
     for the period ended June 30, 2003                                    B-9

     Lindner Market Neutral Fund and Hennessy Balanced Fund,
     for the period ended June 30, 2003                                    B-13

3.   Notes to Pro Forma Financial Statements                               B-21

         INTRODUCTORY NOTE TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS


     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Lindner Funds to the corresponding Hennessy Funds, accounted for as if Reorganization had occurred as of and for the year ended (i) September 30, 2003, with respect to the reorganization of the Lindner Growth and Income Fund into the Hennessy Cornerstone Value Fund and (ii) June 30, 2003, with respect to the reorganization of the Linder Large-Cap Growth Fund into the Hennessy Total Return Fund and the reorganization of the Lindner Market Neutral Fund into the Hennessy Balanced Fund. Each pro forma combining statement has been prepared based upon the fee and expense structure of the applicable surviving Hennessy Fund.

     Pro forma financial information is not provided with respect to the Hennessy Cornerstone Growth Fund because the aggregate assets of the Lindner Communications Fund and Lindner Small-Cap Growth Fund amount to less than 10% of the assets of the Hennessy Cornerstone Growth Fund.

Hennessy Cornerstone Value Fund / Lindner Growth & Income Fund
Proforma Combined Schedule of Investments
As of September 30, 2003 (Unaudited)

                       Proforma
Hennessy    Lindner    Combined                                      Hennessy                   Proforma
 Number      Number     Number                                        Market        Lindner     Combined
of Shares   of Shares  Of Shares                                      Value       Market Value Market Value
----------  ---------  ---------------------------------------------- ----------  -----------  ------------
                                  COMMON STOCKS - 89.24%

                                  Asset Management - 1.67%
              75,000      75,000  Franklin Resources, Inc.                          3,315,750     3,315,750
                                                                   -----------    -----------  ------------

                                  Auto & Truck - 0.61%
   43,800                 43,800  Delphi Automotive Systems            396,390                      396,390
   37,900                 37,900  Ford Motor Company+                  408,183                      408,183
    9,900                  9,900  General Motors Corporation           405,207                      405,207
                                                                   -----------    -----------  ------------
                                                                     1,209,780                    1,209,780
                                                                   -----------    -----------  ------------

                                  Building Products - Cement - 0.21%
   16,935                 16,935  Cemex S.A. de C.V. ^                 422,528                      422,528
                                                                   -----------    -----------  ------------

                                  Chemicals - 0.37%
   12,300                 12,300  The Dow Chemical Company             400,242                      400,242
    8,400                  8,400  E.I. duPont de Nemours and Company+  336,084                      336,084
                                                                   -----------    -----------  ------------
                                                                       736,326                      736,326
                                                                   -----------    -----------  ------------

                                  Commercial Banks - 0.77%
   19,200                 19,200  AmSouth Bancorporation               407,424                      407,424
    9,600                  9,600  BB&T Corporation                     344,736                      344,736
   10,800                 10,800  Regions Financial Corporation        369,900                      369,900
   12,800                 12,800  Union Planters Corporation           404,992                      404,992
                                                                   -----------    -----------  ------------
                                                                     1,527,052                    1,527,052
                                                                   -----------    -----------  ------------
                                  Communications Equipment - 3.12%
             317,300     317,300  Cisco Systems, Inc.*                              6,200,042     6,200,042
                                                                   -----------    -----------  ------------

                                  Computer Services - 2.43%
   22,000                 22,000  Electronic Data Systems Corporation  444,400                      444,400
             110,000     110,000  First Data Corporation                            4,395,600     4,395,600
                                                                   -----------    -----------  ------------
                                                                       444,400      4,395,600     4,840,000
                                                                   -----------    -----------  ------------

                                  Computer Software - 3.45%
             246,800    246,800  Microsoft Corporation                              6,858,572     6,858,572
                                                                   -----------    -----------  ------------

                                  Diverse Financial Services - 5.14%
             122,433     122,433  Citigroup, Inc.                                   5,571,926     5,571,926
             204,000     204,000  MBNA Corporation                                  4,651,200     4,651,200
                                                                   -----------    -----------  ------------
                                                                                   10,223,126    10,223,126
                                                                   -----------    -----------  ------------

                                  Diversified - 0.20%
   15,300                 15,300  Honeywell International, Inc.        403,155                      403,155
                                                                   -----------    -----------  ------------

                                  Drugs - 8.11%
             137,000     137,000  Abbott Laboratories                               5,829,350     5,829,350
   13,000                 13,000  Bristol-Myers Squibb Company         333,580                      333,580
    9,800                  9,800  GlaxoSmithKline plc+^                415,520                      415,520
              73,000      73,000  Johnson & Johnson                                 3,614,960     3,614,960
             195,000     195,000  Pfizer, Inc.                                      5,924,100     5,924,100
                                                                   -----------    -----------  ------------
                                                                       749,100     15,368,410    16,117,510
                                                                   -----------    -----------  ------------

                                  Electrical Equipment - 0.18%
    7,000                  7,000  Emerson Electric Co.                 368,550                      368,550
                                                                   -----------    -----------  ------------

                                  Electronic Manufacturing Services - 3.66%
             279,000     279,000  Jabil Circuit, Inc.*                              7,267,950     7,267,950
                                                                   -----------    -----------  ------------

                                  Food, Beverage & Tobacco - 0.91%
   16,300                 16,300  Albertson's, Inc.+                   335,291                      335,291
    8,900                  8,900  Altria Group, Inc.                   389,820                      389,820
   14,900                 14,900  Conagra Foods, Inc.                  316,476                      316,476
    4,610                  4,610  Del Monte Foods Co.*                  40,153                       40,153
   10,400                 10,400  H.J. Heinz Company                   356,512                      356,512
   10,900                 10,900  Kellogg Company                      363,515                      363,515
                                                                   -----------    -----------  ------------
                                                                     1,801,767                    1,801,767
                                                                   -----------    -----------  ------------

                   See Notes to Pro Forma Financial Statements

Hennessy Cornerstone Value Fund / Lindner Growth & Income Fund
Proforma Combined Schedule of Investments
As of September 30, 2003 (Unaudited)

                       Proforma
Hennessy    Lindner    Combined                                      Hennessy                   Proforma
 Number      Number     Number                                        Market        Lindner     Combined
of Shares   of Shares  Of Shares                                      Value       Market Value Market Value
----------  ---------  ---------------------------------------------- ----------  -----------  ------------
                                  Forest Products & Paper - 0.43%
   15,900                 15,900  MeadWestvaco Corporation             405,450                      405,450
    7,700                  7,700  Weyerhaeuser Company+                450,065                      450,065
                                                                   -----------    -----------  ------------
                                                                       855,515                      855,515
                                                                   -----------    -----------  ------------
                                  Heath Care - Equipment - 4.31%
              89,000      89,000  Boston Scientific Corporation                     5,678,200     5,678,200
              61,500      61,500  Medtronic, Inc.                                   2,885,580     2,885,580
                                                                   -----------    -----------  ------------
                                                                                    8,563,780     8,563,780
                                                                   -----------    -----------  ------------

                                  Heath Care - Managed Care - 4.13%
             134,500     134,500  Aetna, Inc.                                       8,208,535     8,208,535
                                                                   -----------    -----------  ------------

                                  Household Products - 2.77%
             150,000     150,000  Energizer Holdings, Inc.*                         5,515,500     5,515,500
                                                                   -----------    -----------  ------------

                                  Insurance - 12.13%
   19,300                 19,300  AON Corporation                      402,405                      402,405
   27,476                 27,476  Aegon NV ADR^                        321,469                      321,469
              55,000      55,000  Chubb Corporation                                 3,568,400     3,568,400
             130,000     130,000  MBIA, Inc.                                        7,146,100     7,146,100
             174,000     174,000  Prudential Financial, Inc.                        6,500,640     6,500,640
             155,000     155,000  SAFECO Corporation                                5,465,300     5,465,300
   21,600                 21,600  UnumProvident Corporation+           319,032                      319,032
   10,000                 10,000  Washington Mutual, Inc.+             393,700                      393,700
                                                                   -----------    -----------  ------------
                                                                     1,436,606     22,680,440    24,117,046
                                                                   -----------    -----------  ------------

                                  Investment Banker/Broker - 3.78%
   15,400    144,600     160,000  J.P. Morgan Chase & Co.              528,682      4,964,118     5,492,800
              29,400      29,400  Lehman Brothers Holdings, Inc.                    2,030,952     2,030,952
                                                                   -----------    -----------  ------------
                                                                       528,682      6,995,070     7,523,752
                                                                   -----------    -----------  ------------

                                  Machinery, Diversified - 10.63%
    8,000                  8,000  Caterpillar, Inc.                    550,720                      550,720
             181,000     181,000  Dover Corporation                                 6,401,970     6,401,970
              74,000      74,000  Eaton Corporation                                 6,557,880     6,557,880
             134,000     134,000  Ingersoll - Rand Company - Class A^               7,160,960     7,160,960
   17,600                 17,600  Rockwell International, Inc.         462,000                      462,000
                                                                   -----------    -----------  ------------
                                                                     1,012,720     20,120,810    21,133,530
                                                                   -----------    -----------  ------------

                                  Metal Mining - 0.02%
           1,583,609   1,583,609  Uranium Resources, Inc.*                             31,672        31,672
                                                                   -----------    -----------  ------------

                                  Money Center Banks - 0.22%
    6,585                  6,585  HSBC Holdings plc+^                  434,610                      434,610
                                                                   -----------    -----------  ------------

                                  Office Automation & Equipment - 0.21%
   10,700                 10,700  Pitney Bowes, Inc.                   410,024                      410,024
                                                                   -----------    -----------  ------------

                                  Oil & Gas - 3.96%
             170,000     170,000  Baker Hughes Incorporated                         5,030,300     5,030,300
    9,200                  9,200  BP plc^                              387,320                      387,320
    5,300                  5,300  ChevronTexaco Corporation+           378,685                      378,685
    7,200                  7,200  ConocoPhillips                       394,200                      394,200
   17,000                 17,000  Marathon Oil Corporation             484,500                      484,500
   12,900                 12,900  Occidental Petroleum Corporation     454,467                      454,467
    8,500                  8,500  Royal Dutch Petroleum Company^       375,700                      375,700
    9,600                  9,600  Shell Transport & Trading Company
                                    plc^                               362,496                      362,496
                                                                   -----------    -----------  ------------
                                                                     2,837,368      5,030,300     7,867,668
                                                                   -----------    -----------  ------------

                                  Photographic Equipment and Supplies
                                    - 0.10%
    9,800                  9,800  Eastman Kodak Company+               205,212                      205,212
                                                                   -----------    -----------  ------------

                                  Retail - 6.45%
              80,000      80,000  Bed Bath & Beyond, Inc.                           3,054,400     3,054,400
   13,900                 13,900  Sears, Roebuck and Co.+              607,847                      607,847
              69,000      69,000  The Home Depot, Inc.                              2,197,650     2,197,650
   15,400                 15,400  The May Department Stores Company+   379,302                      379,302
             161,000     161,000  The TJX Companies, Inc.                           3,126,620     3,126,620
              62,000      62,000  Wal-Mart Stores, Inc.                             3,462,700     3,462,700
                                                                   -----------    -----------  ------------
                                                                       987,149     11,841,370    12,828,519
                                                                   -----------    -----------  ------------

                                  Super-Regional Banks-US - 2.42%
    5,300     35,000      40,300  Bank of America Corporation          413,612      2,731,400     3,145,012
   14,500                 14,500  FleetBoston Financial Corporation    437,175                      437,175
   13,300                 13,300  National City Corporation+           391,818                      391,818
    8,800                  8,800  PNC Financial Services Group         418,704                      418,704
   17,100                 17,100  US Bancorp                           410,229                      410,229
                                                                   -----------    -----------  ------------
                                                                     2,071,538      2,731,400     4,802,938
                                                                   -----------    -----------  ------------

                   See Notes to Pro Forma Financial Statements

Hennessy Cornerstone Value Fund / Lindner Growth & Income Fund
Proforma Combined Schedule of Investments
As of September 30, 2003 (Unaudited)

                       Proforma
Hennessy    Lindner    Combined                                      Hennessy                   Proforma
 Number      Number     Number                                        Market        Lindner     Combined
of Shares   of Shares  Of Shares                                      Value       Market Value Market Value
----------  ---------  ---------------------------------------------- ----------  -----------  ------------

                                  Semiconductors - 6.13%
             152,600     152,600  Intel Corporation                                 4,198,026     4,198,026
             100,000     100,000  Novellus Systems, Inc.                            3,375,000     3,375,000
             202,700     202,700  Texas Instruments Incorporated                    4,621,560     4,621,560
                                                                   -----------    -----------  ------------
                                                                                   12,194,586    12,194,586
                                                                   -----------    -----------  ------------

                                  Telecom Equipment - 0.22%
   19,700                 19,700  BCE, Inc.^                           430,445                      430,445
                                                                   -----------    -----------  ------------

                                  Telephone -0.50%
   13,900                 13,900  SBC Communications, Inc.             309,275                      309,275
   24,800                 24,800  Sprint Corporation                   374,480                      374,480
   25,800                 25,800  Telefonica de Argentina S.A.
                                    - ADR*+^                               258                          258
    9,400                  9,400  Verizon Communications, Inc.+        304,936                      304,936
                                                                   -----------    -----------  ------------
                                                                       988,949                      988,949
                                                                   -----------    -----------  ------------

                                  Total Common Stocks
                                    (Cost $180,322,022)             19,861,476    157,542,913   177,404,389
                                                                   -----------    -----------  ------------

                                  CORPORATE BONDS - 6.27%
                                  Aerospace/Defense - 0.62%
           1,000,000   1,000,000  Raytheon Company, 8.300%, 3/1/10                  1,225,383     1,225,383
                                                                   -----------    -----------  ------------

                                  Diverse Financial Services - 1.70%
           1,000,000   1,000,000  Citicorp, 6.375%, 11/15/08                        1,129,606     1,129,606
           1,000,000   1,000,000  Lehman Brothers, Inc., 7.625%, 6/1/06             1,138,343     1,138,343
           1,000,000   1,000,000  Merrill Lynch, 6.000%, 2/17/09                    1,107,490     1,107,490
                                                                   -----------    -----------  ------------
                                                                                    3,375,439     3,375,439
                                                                   -----------    -----------  ------------

                                  Diversified Banks - 1.13%
           1,000,000   1,000,000  BankAmerica Corp/Old, 6.625%,
                                    10/15/07                                        1,127,971     1,127,971
           1,000,000   1,000,000  Wells Fargo Financial, Inc.,
                                    5.875%, 8/15/08                                 1,127,479     1,127,479
                                                                   -----------    -----------  ------------
                                                                                    2,255,450     2,255,450
                                                                   -----------    -----------  ------------

                                  Drugs - 1.09%
           1,000,000   1,000,000  Abbott Laboratories, 5.625%, 7/1/06               1,094,033     1,094,033
           1,000,000   1,000,000  Bristol Myers, 4.750%, 10/1/06                    1,067,312     1,067,312
                                                                   -----------    -----------  ------------
                                                                                   2,161,345     2,161,345
                                                                   -----------    -----------  ------------

                                  Household Products - 0.59%
           1,000,000   1,000,000  Procter & Gamble Co., 6.875%, 9/15/09             1,181,568     1,181,568
                                                                   -----------    -----------  ------------

                                  Oil & Gas - 0.55%
           1,000,000   1,000,000  Ashland, Inc., 6.625%, 2/15/08                    1,083,532     1,083,532
                                                                   -----------    -----------  ------------

                                  Retail - 0.59%
           1,000,000   1,000,000  Wal-Mart Stores, Inc. 6.875%, 8/10/09             1,176,959     1,176,959
                                                                   -----------    -----------  ------------

                                  Total Corporate Bonds
                                    (Cost $11,226,499)                             12,459,676    12,459,676
                                                                   -----------    -----------  ------------

                                  VARIABLE RATE DEMAND NOTES - 0.20%
  208,036                208,036  American Family Financial
                                    Services, Inc., 0.7407%            208,036                      208,036
  198,649                198,649  Wisconsin Corporate Central
                                    Credit Union, 0.7900%              189,649                      189,649
                                                                   -----------    -----------  ------------
                                  Total Variable Rate Demand Notes
                                    (Cost $397,685)                    397,685                      397,685
                                                                   -----------    -----------  ------------

                                  U.S. GOVERNMENT AGENCY SECURITIES - 3.72%
                 500         500  FHLMC, 4.500%, 8/15/04                              514,244       514,244
           2,000,000   2,000,000  FHLBS, 3.625%, 10/15/04                           2,049,258     2,049,258
           1,500,000   1,500,000  FHLBS, 4.875%, 8/15/05                            1,593,663     1,593,663
           2,000,000   2,000,000  United States Treasury Note,
                                   4.625%, 5/15/06                                  2,147,110     2,147,110
           1,000,000   1,000,000  FHLBS, 5.250%, 8/15/06                            1,083,767     1,083,767
                                                                   -----------    -----------  ------------
                                  Total U.S. Government Agency Securities
                                    (Cost $7,042,010)                               7,388,043     7,388,043
                                                                   -----------    -----------  ------------

                                  SHORT-TERM INVESTMENTS - 0.52%
           1,032,856   1,032,856  Lindner Government Money Market Fund(a)           1,032,856     1,032,856
                                                                   -----------    -----------  ------------
                                  Total Short-term Investments
                                    (Cost $1,032,856)                               1,032,856     1,032,856
                                                                   -----------    -----------  ------------

                                  Total Investments - 99.95%
                                    (Cost $200,021,072)             20,259,161    178,423,487   198,682,648
                                                                   -----------    -----------  ------------
                                  Other Assets less Liabilities
                                    -0.05%                              54,490         79,783       134,273
                                                                   -----------    -----------  ------------
                                  NET ASSETS - 100%                 20,313,651    178,503,270   198,816,921
                                                                   ===========    ===========  ============

                                  * Non-income producing security
                                  + Securities in whole or in part on loan.
                                  # Securities lending collateral
                                  ^ U.S. Security of a Foreign Issuer
                                 (a) Denotes Security is affiliated


                   See Notes to Pro Forma Financial Statements

STATEMENTS OF ASSETS & LIABILITIES
September 30, 2003
(unaudited)                                      Hennessy Cornerstone Value Fund

                                                    Hennessy Cornerstone    Lindner Growth                         Pro Forma
                                                         Value Fund         and Income Fund     Adjustments        Combined
-----------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at value (cost $20,295,625,
      $179,725,446 and $200,021,071 respectively)       $20,259,161          $178,423,487                 -     $198,682,648
    Receivable for Investments sold                               -                     -                                  -
    Dividends & Interest receivable                          53,387               317,036                 -          370,423
    Receivable for Fund shares sold                          30,531                   565                 -           31,096
    Other assets                                             19,486                35,697                 -           55,183
-----------------------------------------------------------------------------------------------------------------------------
      Total assets                                       20,362,565           178,776,785                 -      199,139,350
=============================================================================================================================
Liabilities:
    Payable for Investments purchased                             -                      -                                 -
    Payable for Fund shares redeemed                              -                     -                 -                -
    Payable to advisor                                       12,707                99,008                 -          111,715
    Accrued expenses and other liabilities                   36,207               174,507                 -          210,714
-----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      48,914               273,515                 -          322,429
=============================================================================================================================
Net Assets                                               20,313,651          $178,503,270                 -     $198,816,921
=============================================================================================================================
Net Assets Consist of:
    Paid in capital                                      24,478,538          $346,724,507                 -     $371,203,045
    Accumulated undistributed net investment income         372,286                     -                 -          372,286
    Accumulated undistributed net realized gain (loss)   (4,500,709)         (166,919,278)                -     (171,419,987)
    Net unrealized appreciation (depreciation) on
      investments                                           (36,464)           (1,301,959)                -       (1,338,423)
-----------------------------------------------------------------------------------------------------------------------------
        Total net assets                                $20,313,651          $178,503,270                 -     $198,816,921
=============================================================================================================================

Shares Outstanding:                                       1,932,111             9,700,200         7,277,959      $18,910,270
=============================================================================================================================

Net Asset Value Per Share:                              $     10.51          $      18.40        $        -     $      10.51
=============================================================================================================================


                   See Notes to Pro Forma Financial Statements

STATEMENTS OF OPERATIONS


For the twelve months ended September 30, 2003       Hennessy Cornerstone Value Fund
(unaudited)

                                                    Hennessy Cornerstone    Lindner Growth                         Pro Forma
                                                         Value Fund         and Income Fund     Adjustments        Combined
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividend income                                    $   661,072          $  2,397,486        $        -     $  3,058,558
     Interest income                                         10,525             1,137,480                 -        1,148,005
-----------------------------------------------------------------------------------------------------------------------------
        Total income                                        671,597             3,534,966                 -        4,206,563

Expenses:
     Investment advisory fees                               137,687             1,231,353            70,363        1,439,403
     Administration fees                                     50,237               175,908           299,042          525,187
     Distribution fees                                            -                96,268           (96,268)               -
     Service fees                                            18,606                     -           175,908          194,514
     Federal and state registration fees                     26,693                19,418                 -           46,111
     Professional fees                                       25,105               185,070          (150,175)          60,000
     Reports to shareholders                                  4,606                50,063                 -           54,669
     Directors' fees and expenses                                 -                53,703           (43,703)          10,000
     Insurance expense                                        2,552                64,555                 -           67,107
     Fund accounting fees                                     2,682                50,788           (50,788)           2,682
     Transfer agent fees & expenses                          11,876               344,776          (331,652)          25,000
     Custody fees                                                 -                22,364           (22,364)               -
     Dividend expense on short positions                          -                     -                 -                -
     Other                                                       98                  (295)              197                -
-----------------------------------------------------------------------------------------------------------------------------
     Total expenses                                         280,142             2,293,971          (149,440)       2,424,673
     Expense reimbursements                                       -               (95,127)           95,127                -
-----------------------------------------------------------------------------------------------------------------------------
        Net expenses                                        280,142             2,198,844           (54,313)       2,424,673
-----------------------------------------------------------------------------------------------------------------------------

              Net investment income                         391,455             1,336,122            54,313        1,781,890
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized loss on investments                         (1,620,212)          (18,848,456)                -      (20,468,668)

Net change in unrealized appreciation
     on investments                                       4,612,282            53,025,110                 -       57,637,392
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                          2,992,070            34,176,654                 -       37,168,724
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 3,383,525          $ 35,512,776        $   54,313     $ 38,950,614
=============================================================================================================================


                   See Notes to Pro Forma Financial Statements

Hennessy Total Return Fund/Lindner Large Cap Fund
PROFORMA COMBINED SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                       Proforma
Hennessy    Lindner    Combined                                      Hennessy                   Proforma
 Number      Number     Number                                        Market        Lindner     Combined
of Shares   of Shares  Of Shares                                      Value       Market Value Market Value
----------  ---------  ---------------------------------------------- ----------  -----------  ------------
                                  COMMON STOCKS (94.98%)

                                  Aerospace/Aircraft  (0.48%)
   17,625                 17,625    Honeywell International Inc.   $   473,231              -   $   473,231
                                                                   -----------    -----------  ------------
                                  Aerospace/Defense (2.57%)
              58,000      58,000    L-3 Communications Holdings, Inc.*       -    $ 2,522,420     2,522,420
                                                                   -----------    -----------  -----------
                                  Airfreight & Logistics (1.21%)
              19,200      19,200    FedEx Corp.                              -      1,190,976     1,190,976
                                                                   -----------    -----------  ------------
                                  Airlines (2.79%)
             159,200     159,200    Southwest Airlines Co.                   -      2,738,240     2,738,240
                                                                   -----------    -----------  ------------
                                  Application Software (2.77%)
              53,100      53,100    Intuit Inc.*                                    2,364,543     2,364,543
              74,300      74,300    SpeechWorks International Inc.*                   349,210       349,210
                                                                   -----------    -----------  ------------
                                                                             -      2,713,753     2,713,753
                                                                   -----------    -----------  ------------
                                  Automobiles and Trucks (0.45%)
   12,150                 12,150    General Motors Corporation         437,400                      437,400
                                                                   -----------    -----------  ------------
                                  Banks & Bank Holding Companies (6.46%)
              37,000      37,000    Bank of America Corporation                     2,924,110     2,924,110
   18,200     81,800     100,000    J.P. Morgan Chase & Co.            622,076      2,795,924     3,418,000
                                                                   -----------    -----------  ------------
                                                                       622,076      5,720,034     6,342,110
                                                                   -----------    -----------  ------------
                                  Biotechnology (7.82%)
              46,600      46,600    Amgen Inc.*                                     3,096,104     3,096,104
              42,600      42,600    Genentech, Inc.*                                3,072,312     3,072,312
              27,000      27,000    Gilead Sciences, Inc.*                          1,500,660     1,500,660
                                                                   -----------    -----------  ------------
                                                                             -      7,669,076     7,669,076
                                                                   -----------    -----------  ------------
                                  Broadcasting & Cable (2.56%)
              83,200      83,200    Comcast Corporation - Special
                                    Class A*                                 -      2,510,976     2,510,976
                                                                   -----------    -----------  ------------
                                  Capital Goods (0.44%)
    7,700                  7,700    Caterpillar Inc.                   428,582                      428,582
                                                                   -----------    -----------  ------------
                                  Chemicals (1.47%)
   10,925                 10,925    E.I. Du Pont de Nemours and
                                    Company                            454,917                      454,917
              31,800      31,800    The Dow Chemical Company                          984,528       984,528
                                                                   -----------    -----------  ------------
                                                                       454,917        984,528     1,439,445
                                                                   -----------    -----------  ------------
                                  Computer Hardware (3.46%)
             106,100     106,100    Dell Computer Corporation*               -      3,390,956     3,390,956
                                                                   -----------    -----------  ------------
                                  Consumer Durables (0.38%)
   13,725                 13,725    Eastman Kodak Company              375,379                      375,379
                                                                   -----------    -----------  ------------
                                  Consumer Products (2.22%)
      800                    800    Merck & Co. Inc.                    48,440                       48,440
              62,300      62,300    Pfizer Inc.                                     2,127,545     2,127,545
                                                                   -----------    -----------  ------------
                                                                        48,440      2,127,545     2,175,985
                                                                   -----------    -----------  ------------
                                  Electronics, Other Electrical
                                    Equipment, Except Computers
                                    (2.65%)
   13,450                 13,450    General Electric Company           385,746                      385,746
              28,000      28,000    Harman International Industries,
                                    Incorporated                     2,215,920      2,215,920
                                                                   -----------    -----------  ------------
                                                                       385,746      2,215,920     2,601,666
                                                                   -----------    -----------  ------------
                                  Energy (0.09%)
    2,575                  2,575    Exxon Mobil Corporation             92,468                       92,468
                                                                   -----------    -----------  ------------
                                  Food, Beverages, & Tobacco (0.53%)
   11,350                 11,350    Altria Group, Inc.                 515,744                      515,744
                                                                   -----------    -----------  ------------
                                  Health Care (Distributors) (2.30%)
              32,500      32,500    AmerisourceBergen Corporation            -      2,253,875     2,253,875
                                                                   -----------    -----------  ------------
                                  Health Care (Medical Devices) (5.02%)
              75,800      75,800    Baxter International Inc.                       1,970,800     1,970,800
              29,900      29,900    Boston Scientific Corporation*                  1,826,890     1,826,890
              23,400      23,400    Medtronic, Inc.                                 1,122,498     1,122,498
                                                                   -----------    -----------  ------------
                                                                             -      4,920,188     4,920,188
                                                                   -----------    -----------  ------------
                                  Hypermarkets & Supercenters (1.91%)
              34,900      34,900    Wal-Mart Stores, Inc.                    -      1,873,083     1,873,083
                                                                   -----------    -----------  ------------
                                  Industrial Congomerates (2.93%)
              22,300      22,300    Minnesota Mining and Manufacturing
                                    Company (3M)                             -      2,876,254     2,876,254
                                                                   -----------    -----------  ------------
                                  Insurance Brokers (2.12%)
              76,400      76,400    Arthur J. Gallagher & Co.                -      2,078,080     2,078,080
                                                                   -----------    -----------  ------------
                                  Investment Banking & Brokerage (1.85%)
              21,700      21,700    The Goldman Sachs Group, Inc.            -      1,817,375     1,817,375
                                                                   -----------    -----------  ------------
                                  Leisure Products (1.23%)
              63,900      63,900    Mattel, Inc.                             -      1,208,988     1,208,988
                                                                   -----------    -----------  ------------
                                  Machinery (Industrial) (2.05%)
              47,900      47,900    Parker-Hannifin Corporation              -      2,011,321     2,011,321
                                                                   -----------    -----------  ------------
                                  Oil & Gas (Drilling Equipment) (5.42%)
             111,510     111,510    GlobalSantaFe Corporation                       2,602,644     2,602,644
              44,900      44,900    Nabors Industries Ltd.*F                        1,775,795     1,775,795
              41,800      41,800    Rowan Companies, Inc.*                            936,320       936,320
                                                                   -----------    -----------  ------------
                                                                             -      5,314,759     5,314,759
                                                                   -----------    -----------  ------------
                                  Oil & Gas (Equipment/Services) (4.57%)
              47,300      47,300    BJ Services Company*                            1,767,128     1,767,128
              57,200      57,200    Schlumberger Limited                            2,721,004     2,721,004
                                                                   -----------    -----------  ------------
                                                                             -      4,488,132     4,488,132
                                                                   -----------    -----------  ------------

Hennessy Total Return Fund/Lindner Large Cap Fund
PROFORMA COMBINED SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

                       Proforma
Hennessy    Lindner    Combined                                      Hennessy                   Proforma
 Number      Number     Number                                        Market        Lindner     Combined
of Shares   of Shares  Of Shares                                      Value       Market Value Market Value
----------  ---------  ---------------------------------------------- ----------  -----------  ------------
                                  COMMON STOCKS (94.98%)

                                  Oil & Gas (Exploration & Production)
                                    (1.81%)
              27,300      27,300    Apache Corporation                       -      1,776,138     1,776,138
                                                                   -----------    -----------  ------------

                                  Paper & Forest Products (0.19%)
    5,325                  5,325    International Paper Company        190,262                      190,262
                                                                   -----------    -----------  ------------

                                  Personal Products (2.56%)
              40,300      40,300    Avon Products, Inc.                      -      2,506,660     2,506,660
                                                                   -----------    -----------  ------------

                                  Primary Metals (2.21%)
    4,400     80,700      85,100    Alcoa Inc.                         112,200      2,057,850     2,170,050
                                                                   -----------    -----------  ------------

                                  Reinsurance (1.47%)
              31,700      31,700    RenaissanceRe Holdings Ltd.F             -      1,442,984     1,442,984
                                                                   -----------    -----------  ------------

                                  Restaurants (1.28%)
              51,100      51,100    Starbucks Corporation*                   -      1,252,972     1,252,972
                                                                   -----------    -----------  ------------

                                  Retail (Apparel) (3.29%)
              48,600      48,600    Chico's FAS, Inc.*                              1,023,030     1,023,030
             117,400     117,400    The Gap, Inc.                                   2,202,424     2,202,424
                                                                   -----------    -----------  ------------
                                                                             -      3,225,454     3,225,454
                                                                   -----------    -----------  ------------

                                  Retail (Internet) (2.44%)
              23,000      23,000    EBay Inc.*                               -      2,396,140     2,396,140
                                                                   -----------    -----------  ------------

                                  Semiconductors (4.53%)
              50,000      50,000    Intel Corporation                               1,039,200     1,039,200
              35,526      35,526    Microchip Technology Incorporated                 875,005       875,005
             144,000     144,000    Texas Instruments Incorporated                  2,534,400     2,534,400
                                                                   -----------    -----------  ------------
                                                                             -      4,448,605     4,448,605
                                                                   -----------    -----------  ------------

                                  Systems Software (4.08%)
             103,400     103,400    Microsoft Corporation                           2,648,074     2,648,074
              47,300      47,300    VERITAS Software Corporation*                   1,356,091     1,356,091
                                                                   -----------    -----------  ------------
                                                                             -      4,004,165     4,004,165
                                                                   -----------    -----------  ------------

                                  Telecommunications (0.74%)
   14,300                 14,300    AT&T Corp.                         275,275                      275,275
   17,700                 17,700    SBC Communications Inc.            452,235                      452,235
                                                                   -----------    -----------  ------------
                                                                       727,510                      727,510
                                                                   -----------    -----------  ------------
                                  Trade Companies & Distributors (2.63%)
              76,000      76,000    Fastenal Company                         -      2,579,440     2,579,440
                                                                   -----------    -----------  ------------

                                  Total Common Stocks
                                    (Cost $87,340,294)               4,863,955     88,316,887    93,180,842
                                                                   -----------    -----------  ------------
                       Proforma
Hennessy    Lindner    Combined
Principal   Principal  Principal
 Amount      Amount     Amount
----------  ---------  ---------
                                  SHORT-TERM INVESTMENTS (5.47%)

                                  Money Market Instruments (2.53%)
            2,483,041  2,483,041    Lindner Government Money Market Fund
                                    (a)                                      -    $ 2,483,041  $  2,483,041
                                                                   -----------    -----------  ------------
                                    (Cost $2,483,041)

                                  U.S. Government (2.94%)
2,880,000              2,880,000    U.S. Treasury Bills, 1.1700%,
                                    08/28.2003                     $ 2,875,824              -     2,875,824
                                                                   -----------    -----------  ------------
                                    (Cost $2,875,824)

                                  Total Short-Term Investments
                                    (Cost $5,358,865)                 2,875,824     2,483,041     5,358,865
                                                                   -----------    -----------  ------------


                                  Total Investments (100.45%)
                                    (Cost $92,699,159)               7,739,779     90,799,928    98,539,707
                                  Liabilities in Excess of Cash and
                                    Other Assets (0.45%)            (1,718,008)     1,280,354      (437,654)
                                                                   -----------    -----------  ------------
                                  Net Assets (100.00%)             $ 6,021,771    $92,080,282  $ 98,102,053
                                                                   ===========    ===========  ============


                                  *   Non-income producing.
                                  (a) Denotes security is affiliated.  (See Note 4)
                                  F   Foreign security.
                                  ^   Collateral or partial collateral for securities sold subject to repurchase.


                   See Notes to Pro Forma Financial Statements

STATEMENTS OF ASSETS & LIABILITIES
June 30, 2003
(unaudited)                                           Hennessy Total Return Fund

                                                      Hennessy Total    Lindner Large-Cap                        Pro Forma
                                                       Return Fund         Growth Fund          Adjustments      Combined
----------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at value (cost $7,782,952,
      $84,916,207 and $92,699,159 respectively)         $ 7,739,779           $90,799,928                 -     $ 98,539,707
    Receivable for Investments sold                               -             1,486,006                          1,486,006
    Dividends & Interest receivable                          25,679                44,560                 -           70,239
    Receivable for Fund shares sold                             443                   208                 -              651
    Other assets                                             12,302                31,209                 -           43,511
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                        7,778,203            92,361,911                 -      100,140,114
============================================================================================================================
Liabilities:
    Reverse repurchase agreement                          1,687,300                     -                 -        1,687,300
    Payable for Investments purchased                             -                     -                                  -
    Payable for Fund shares redeemed                          1,174                97,937                 -           99,111
    Distributions to shareholders payable                     1,461                     -                 -            1,461
    Payable to advisor                                          512                58,359                 -           58,871
    Cash overdraft                                           47,944                     -                 -           47,944
    Accrued expenses and other liabilities                   18,041               125,333                 -          143,374
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                   1,756,432               281,629                 -        2,038,061
============================================================================================================================
Net Assets                                               $6,021,771          $ 92,080,282                 -     $ 98,102,053
============================================================================================================================
Net Assets Consist of:
    Paid in capital                                      $6,311,391          $206,650,646                 -     $212,962,037
    Accumulated undistributed net investment income               -                     -                 -                -
    Accumulated undistributed net realized gain (loss)     (246,447)         (120,454,085)                -     (120,700,532)
    Net unrealized appreciation (depreciation) on
      investments                                           (43,173)            5,883,721                 -        5,840,548
----------------------------------------------------------------------------------------------------------------------------
        Total net assets                                $ 6,021,771          $ 92,080,282                 -     $ 98,102,053
============================================================================================================================

Shares Outstanding:                                         623,750            13,178,433        (3,640,527)    $ 10,161,656
============================================================================================================================

Net Asset Value Per Share:                              $      9.65          $       6.99        $        -     $       9.65
============================================================================================================================




                   See Notes to Pro Forma Financial Statements

STATEMENTS OF OPERATIONS

For the twelve months ended June 30, 2003             Hennessy Total Return Fund
(unaudited)

                                                      Hennessy Total    Lindner Large-Cap                        Pro Forma
                                                       Return Fund         Growth Fund          Adjustments      Combined
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividend income                                    $   143,550          $    718,469        $        -     $    862,019
     Interest income                                         27,042                20,230                 -           47,272
----------------------------------------------------------------------------------------------------------------------------
        Total income                                        170,592               738,699                 -          909,291

Expenses:
     Investment advisory fees                                27,310               740,224          (185,533)         582,001
     Administration fees                                     11,532                92,528           157,083          261,143
     Distribution fees                                       11,379                37,649           193,472          242,500
     Federal and state registration fees                     15,870                14,813                 -           30,683
     Professional fees                                       26,736                92,730           (79,466)          40,000
     Reports to shareholders                                    960                39,475                 -           40,435
     Directors' fees and expenses                             2,651                26,893           (23,544)           6,000
     Insurance expense                                           65                35,767           (30,832)           5,000
     Fund accounting fees                                         -                41,791           (41,791)               -
     Transfer agent fees & expenses                               -               266,029          (261,029)           5,000
     Custody fees                                                 -                12,767           (12,767)               -
     Other                                                       32                   728                                760
----------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          96,535             1,401,394          (284,407)       1,213,522
     Interest expense                                        17,333                     -           353,269          370,602
     Expense reimbursements                                  (7,777)             (152,267)          160,044                -
----------------------------------------------------------------------------------------------------------------------------
        Net expenses                                        106,091             1,249,127           228,906        1,584,124
----------------------------------------------------------------------------------------------------------------------------

              Net investment income (loss)                   64,501              (510,428)         (228,906)        (674,833)
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized loss on investments                            (73,764)          (27,520,431)                -      (27,594,195)

Net change in unrealized appreciation
     on investments                                         158,408            23,019,264                 -       23,177,672
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                      84,644            (4,501,167)                -       (4,416,523)
----------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $   149,145          $ (5,011,595)       $ (228,906)    $ (5,091,356)
============================================================================================================================


                   See Notes to Pro Forma Financial Statements

               Hennessy Balanced Fund / Lindner Market Neutral Fund
                    Proforma Combined Schedule of Investments
               Schedule of Investments - June 30, 2003 (Unaudited)

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------


                                  Common Stocks - 64.7%

                                  Aerospace Aircraft - 2.5%
              22,225      22,225    Honeywell International Inc.                  $   596,741  $    596,741
                                                                                  -----------  ------------
                                  Automobiles & Trucks - 2.9%
              19,275      19,275    General Motors Corporation                        693,900       693,900
                                                                                  -----------  ------------
                                  Banks & Bank Holding Companies - 4.3%
              29,950      29,950    J.P. Morgan Chase & Co                          1,023,691     1,023,691
                                                                                  -----------  ------------
                                  Capital Goods - 2.6%
              11,025      11,025    Caterpillar Inc.                                  613,652       613,652
                                                                                  -----------  ------------
                                  Chemicals - 3.5%
    1,750                  1,750    BASF AG - ADR                  $    74,585                       74,585
                                                                   -----------                 ------------
              18,150      18,150    E.I. Du Pont de Nemours and Company               755,766       755,766
                                                                                  -----------  ------------
                                                                                                    830,351
                                                                                               ------------
                                  Commercial Services - 0.9%
    1,150                  1,150    First Data Corporation              47,656                       47,656
    1,600                  1,600    Tribune Company                     77,280                       77,280
    1,900                  1,900    Viacom Inc.*                        82,954                       82,954
                                                                   -----------                 ------------
                                                                       207,890                      207,890
                                                                   -----------                 ------------
                                  Communication Services - 0.9%
    3,100                  3,100    COX Communications, Inc.*           98,890                       98,890
    1,000                  1,000    Verizon Communications Inc.         39,450                       39,450
    4,050                  4,050    Vodafone Group Plc - ADR            79,583                       79,583
                                                                   -----------                 ------------
                                                                       217,923                      217,923
                                                                   -----------                 ------------
                                  Communications - 0.7%
      800                    800    ADTRAN, Inc.*                       41,032                       41,032
    3,300                  3,300    Juniper Networks, Inc.*             40,821                       40,821
    1,600                  1,600    NetScreen Technologies, Inc.*       36,080                       36,080
    1,500                  1,500    UTStarcom, Inc.*                    53,355                       53,355
                                                                   -----------                 ------------
                                                                       171,288                      171,288
                                                                   -----------                 ------------
                                  Consumer Cyclicals - 2.9%
    1,800                  1,800    Applebee's International, Inc.      56,574                       56,574
    1,400                  1,400    Brinker International, Inc.*        50,428                       50,428
    1,250                  1,250    Electronic Arts Inc.*               92,487                       92,487
      850                    850    Lowe's Companies, Inc.              36,508                       36,508
    2,950                  2,950    Nordstrom, Inc.                     57,584                       57,584
    1,700                  1,700    Ruby Tuesday, Inc.                  42,041                       42,041
    4,200                  4,200    Staples, Inc.*                      77,070                       77,070
    3,550                  3,550    Steven Madden, Ltd.*                77,532                       77,532
    3,100                  3,100    The Children's Place Retail
                                    Stores, Inc.                        61,566                       61,566
    5,200                  5,200    The Gap, Inc.                       97,552                       97,552
    1,900                  1,900    The Yankee Candle Company, Inc.*    44,118                       44,118
                                                                   -----------                 ------------
                                                                       693,460                      693,460
                                                                   -----------                 ------------
                                  Consumer Durables - 2.8%
              24,450      24,450    Eastman Kodak Company                             668,707       668,707
                                                                                  -----------  ------------
                                  Consumer Products - 2.0%
               7,875       7,875    Merck & Co. Inc.                                  476,831       476,831
                                                                                  -----------  ------------
                                  Consumer Staples - 3.2%
    1,850                  1,850    Coca-Cola Enterprises Inc.          33,577                       33,577
    3,600                  3,600    CVS Corporation                    100,908                      100,908
    1,950                  1,950    Dean Foods Company*                 61,425                       61,425
    2,300                  2,300    Delta and Pine Land Company         50,554                       50,554
    5,400                  5,400    Duane Reade Inc.*                   79,650                       79,650
    2,050                  2,050    Energizer Holdings, Inc.*           64,370                       64,370
    1,750                  1,750    Fortune Brands, Inc.                91,350                       91,350
    1,200                  1,200    General Mills, Inc.                 56,892                       56,892
    1,100                  1,100    Imperial Tobacco Group plc - ADR    39,831                       39,831
    2,250                  2,250    Kellogg Company                     77,333                       77,333
    1,850                  1,850    Sensient Technologies Corporation   42,531                       42,531
    3,300                  3,300    Tesco plc - ADR                     35,818                       35,818
    1,900                  1,900    The Dial Corporation                36,955                       36,955
                                                                   -----------                 ------------
                                                                       771,194                      771,194
                                                                   -----------                 ------------

               Hennessy Balanced Fund / Lindner Market Neutral Fund
                    Proforma Combined Schedule of Investments
               Schedule of Investments - June 30, 2003 (Unaudited)

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------

                                  Drugs & Devices - 4.0%
      550                    550    Altana AG - ADR                     34,100                       34,100
    1,550                  1,550    Amgen Inc.*                        102,982                      102,982
    2,250                  2,250    Beckman Coulter, Inc.               91,440                       91,440
    1,300                  1,300    Bio-Rad Laboratories, Inc.*         71,955                       71,955
      950                    950    Boston Scientific Corporation*      58,045                       58,045
    1,900                  1,900    Invitrogen Corporation*             72,903                       72,903
    3,480                  3,480    Pfizer Inc.                        118,842                      118,842
    1,500                  1,500    Sanofi-Synthelabo S.A. - ADR        43,725                       43,725
    3,500                  3,500    SICOR Inc.*                         71,190                       71,190
      800                    800    St. Jude Medical, Inc.*             46,000                       46,000
    4,650                  4,650    STERIS Corporation*                107,369                      107,369
    1,300                  1,300    Varian Medical Systems, Inc.*       74,841                       74,841
    1,800                  1,800    Watson Pharmaceuticals, Inc.*       72,666                       72,666
                                                                   -----------                 ------------
                                                                       966,058                      966,058
                                                                   -----------                 ------------
                                  Early Cyclicals - 1.8%
    1,300                  1,300    BorgWarner, Inc.                    83,720                       83,720
    2,550                  2,550    British Airways Plc* - ADR          65,280                       65,280
      600                    600    Harman International Industries,
                                    Incorporated                        47,484                       47,484
      550                    550    Johnson Controls, Inc.              47,080                       47,080
    4,050                  4,050    NISSAN MOTOR CO., LTD - ADR         76,748                       76,748
      950                    950    The Black & Decker Corporation      41,277                       41,277
    1,050                  1,050    Whirlpool Corporation               66,885                       66,885
                                                                   -----------                 ------------
                                                                       428,474                      428,474
                                                                   -----------                 ------------
                                  Electrical Equipment - 1.6%
              13,050      13,050    General Electric Company                          374,274       374,274
                                                                                  -----------  ------------
                                   Energy - 3.5%
    1,200                  1,200    Anadarko Petroleum Corporation      53,364                       53,364
    1,700                  1,700    BP PLC - ADR                        71,434                       71,434
    4,950                  4,950    Chesapeake Energy Corporation       49,995                       49,995
    1,150                  1,150    ConocoPhillips                      63,020                       63,020
               8,975       8,975    Exxon Mobil Corporation                           322,292       322,292
                                                                                  -----------  ------------
    1,600                  1,600    Halliburton Company                 36,800                       36,800
    1,150                  1,150    Pogo Producing Company              49,162                       49,162
    2,700                  2,700    Transocean Inc.*                    59,319                       59,319
    1,800                  1,800    Universal Compression Holdings,
                                     Inc.*                              37,548                       37,548
    1,350                  1,350    Valero Energy Corporation           49,046                       49,046
    2,000                  2,000    Varco International, Inc.*          39,200                       39,200
                                                                   -----------    -----------  ------------
                                                                       508,888        322,292       831,180
                                                                   -----------    -----------  ------------
                                  Financial Services - 4.0%
      850                    850    Ambac Financial Group, Inc.         56,313                       56,313
      350                    350    Anglo Irish Bank Corporation
                                     plc - ADR                          30,725                       30,725
      950                    950    Bank of America Corporation         75,079                       75,079
    2,850                  2,850    Banknorth Group, Inc.               72,732                       72,732
    1,000                  1,000    Citigroup Inc.                      42,800                       42,800
    1,400                  1,400    HBOS plc - ADR                      54,370                       54,370
    2,600                  2,600    Investors Financial Services Corp.  75,426                       75,426
    7,200                  7,200    Knight Trading Group, Inc.*         44,784                       44,784
      900                    900    Morgan Stanley                      38,475                       38,475
    2,866                  2,866    New York Community Bancorp, Inc.    83,372                       83,372
    1,900                  1,900    Prudential Financial, Inc.          63,935                       63,935
      700                    700    The Goldman Sachs Group, Inc.       58,625                       58,625
    2,550                  2,550    U.S. Bancorp                        62,475                       62,475
    1,850                  1,850    Wachovia Corporation                73,926                       73,926
    1,300                  1,300    Washington Mutual, Inc.             53,690                       53,690
    1,400                  1,400    Wells Fargo & Company               70,560                       70,560
                                                                   -----------                 ------------
                                                                       957,287                      957,287
                                                                   -----------                 ------------
                                  Food, Beverages & Tobacco - 3.6%
              18,875      18,875    Altria Group, Inc.                                857,680       857,680
                                                                                  -----------  ------------

               Hennessy Balanced Fund / Lindner Market Neutral Fund
                    Proforma Combined Schedule of Investments
               Schedule of Investments - June 30, 2003 (Unaudited)

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------
                                  Forest Products - 0.2%
    4,700                  4,700    Louisiana-Pacific Corporation*      50,948                       50,948
                                                                   -----------                 ------------
                                  Health Care Services - 2.0%
    1,750                  1,750    AdvancePCS*                         66,903                       66,903
      900                    900    AmerisourceBergen Corporation       62,415                       62,415
    1,450                  1,450    Coventry Health Care, Inc.*         66,932                       66,932
    3,250                  3,250    Fisher Scientific International,
                                     Inc.*                             113,425                      113,425
    1,650                  1,650    Omnicare, Inc.                      55,753                       55,753
    1,400                  1,400    Triad Hospitals, Inc.*              34,748                       34,748
      900                    900    WellPoint Health Networks Inc.*     75,870                       75,870
                                                                   -----------                 ------------
                                                                       476,046                      476,046
                                                                   -----------                 ------------
                                  Independent Exploration - 0.1%
  383,341                383,341   Uranium Resources, Inc.*             11,500                       11,500
                                                                   -----------                 ------------
                                  Industrial Machinery - 2.6%
    2,000                  2,000    Chicago Bridge & Iron Company
                                     N.V.                               45,360                       45,360
    1,100                  1,100    Danaher Corporation                 74,855                       74,855
    1,550                  1,550    Deere & Company                     70,835                       70,835
    1,200                  1,200    Eaton Corporation                   94,332                       94,332
    1,800                  1,800    Ingersoll-Rand CompanyF             85,176                       85,176
    1,350                  1,350    L-3 Communications Holdings,
                                     Inc.*                              58,712                       58,712
      650                    650    Northrop Grumman Corporation        56,088                       56,088
    1,350                  1,350    PACCAR Inc.                         91,206                       91,206
      650                    650    United Technologies Corporation     46,039                       46,039
                                                                   -----------                 ------------
                                                                       622,603                      622,603
                                                                   -----------                 ------------
                                  Industrial Services - 0.5%
    1,300                  1,300    Burlington Northern Santa Fe
                                     Corporation                        36,972                       36,972
      600                    600    FedEx Corp.                         37,218                       37,218
    2,400                  2,400    Republic Services, Inc.*            54,408                       54,408
                                                                   -----------                 ------------
                                                                       128,598                      128,598
                                                                   -----------                 ------------
                                  IT Services - 0.2%
    2,600                  2,600    ManTech International Corporation*  49,868                       49,868
                                                                   -----------                 ------------
                                  Miscellaneous Utilities - 0.3%
    1,450                  1,450    E. ON AG - ADR                      74,313                       74,313
                                                                   -----------                 ------------
                                  Paper & Forest Products - 2.1%
              14,200      14,200    International Paper Company                       507,366       507,366
                                                                                  -----------  ------------
                                  Primary Metal Industries - 0.7%
               6,750       6,750    Alcoa Inc.                                        172,125       172,125
                                                                                  -----------  ------------
                                  Property & Casualty - 0.3%
    1,850                  1,850    Old Republic International
                                     Corporation                        63,399                       63,399
                                                                   -----------                 ------------
                                  REITS - 2.0%
    1,250                  1,250    Boston Properties, Inc.             54,750                       54,750
    2,200                  2,200    CarrAmerica Realty Corporation      61,182                       61,182
    1,200                  1,200    CBL & Associates Properties, Inc.   51,600                       51,600
      900                    900    General Growth Properties, Inc.     56,196                       56,196
    2,000                  2,000    Kilroy Realty Corporation           55,000                       55,000
    1,650                  1,650    Liberty Property Trust              57,090                       57,090
      900                    900    Parkway Properties, Inc.            37,845                       37,845
    1,500                  1,500    The Macerich Company                52,695                       52,695
    1,400                  1,400    Vornado Realty Trust                61,040                       61,040
                                                                   -----------                 ------------
                                                                       487,398                      487,398
                                                                   -----------                 ------------

               Hennessy Balanced Fund / Lindner Market Neutral Fund
                    Proforma Combined Schedule of Investments
               Schedule of Investments - June 30, 2003 (Unaudited)

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------

                                  Software - 0.4%
    1,750                  1,750    SAP AG - ADR                        51,135                       51,135
      600                    600    Synopsys , Inc.*                    37,110                       37,110
                                                                   -----------                 ------------
                                                                        88,245                       88,245
                                                                   -----------                 ------------
                                  Specialty Technology - 0.2%
    1,100                  1,100    CANNON INC. - ADR                   50,215                       50,215
                                                                   -----------                 ------------
                                  Systems - 0.7%
    3,300                  3,300    Hewlett-Packard Company             70,290                       70,290
      450                    450    International Business Machines
                                     Corporation (IBM)                  37,125                       37,125
    3,500                  3,500    McDATA Corporation*                 51,345                       51,345
                                                                   -----------                 ------------
                                                                       158,760                      158,760
                                                                   -----------                 ------------
                                  Telecommunications - 4.7%
              17,525      17,525    AT&T Corp.                                        337,356       337,356
              30,350      30,350    SBC Communications Inc.                           775,443       775,443
                                                                                  -----------  ------------
                                                                                    1,112,799     1,112,799
                                                                                  -----------  ------------

                                  Total Common Stocks                7,258,940      8,175,824    15,434,764
                                   (cost $16,252,591)              -----------    -----------  ------------

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------
                                  Short-Term Investments - 35.0%

                                  Money Market -2.4%
$ 571,652                571,652   Lindner Government Money Market
                                    Fund (a)                       $   571,652                      571,652
                                                                   -----------                 ------------
                                  Total Money Market  (Cost $571,652)  571,652                      571,652
                                                                   -----------                 ------------
                                  U.S. Government -24.7%
                                  U.S. Treasury Notes:
           $ 293,000     293,000    3.875%,    7/31/03                            $   293,698       293,698
             832,000     832,000    3.625%,    8/31/03                                835,673       835,673
           1,034,000   1,034,000    2.750%,    9/30/03                              1,038,847     1,038,847
             295,000     295,000    2.750%,   10/31/03                                296,821       296,821
             500,000     500,000    3.000%,   11/30/03                                504,219       504,219
             172,000     172,000    3.000%,    1/31/04                                174,009       174,009
             207,000     207,000    3.000%,    2/29/04                                209,749       209,749
             868,000     868,000    3.625%,    3/31/04                                885,123       885,123
             755,000     755,000    3.375%,    4/30/04                                769,834       769,834
             880,000     880,000    3.250%,    5/31/04                                897,772       897,772
                                                                                  -----------  ------------
                                  Total U.S. Government (Cost $5,900,858)           5,905,745     5,905,745
                                                                                  -----------  ------------
                                  Discount Notes - 4.6%
           1,100,000   1,100,000    Federal Home Loan Bank Discount Note, 0.3500%   1,100,000     1,100,000
                                                                                  -----------  ------------
                                  Total Discount Notes (Cost $1,100,000)            1,100,000     1,100,000
                                                                                  -----------  ------------

                                  Variable Rate Demand Notes# -3.3%
             622,039     622,039    American Family Financial Services,
                                     Inc., 0.8510%                                    622,039       622,039
             163,710     163,710    Wisconsin Corporate Central
                                     Credit Union, 0.6975%                            163,710       163,710
                                                                                  -----------  ------------
                                  Total Variable Rate Demand Notes
                                   (Cost $785,749)                                    785,749       785,749
                                                                                  -----------  ------------
                                  Total Short-Term Investments         571,652      7,791,494     8,363,146
                                   (cost $8,358,259)               -----------    -----------  ------------
                                  Total Investments                  7,830,592     15,967,318    23,797,910
                                   (cost $24,610,850)

                                  Cash Deposits with Broker for
                                   Securities sold short (0.9%)        226,430                      226,430
                                  Receivable from Brokers for
                                   Securities Sold Short (28.9%)     6,904,636                    6,904,636
                                  Securities Sold Short (-30.1%)    (7,196,195)                  (7,196,195)
                                  Excess of Other Assets over
                                   Liabilities (0.6%)                   38,210        102,267       140,477
                                                                   -----------    -----------  ------------
                                  Net Assets (100.00%)             $ 7,803,673    $16,069,585  $ 23,873,258
                                                                   ===========    ===========  ============

               Hennessy Balanced Fund / Lindner Market Neutral Fund
                    Proforma Combined Schedule of Investments
               Schedule of Investments - June 30, 2003 (Unaudited)

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------
                                  Schedule of Securities Sold Short
   (2,200)                (2,200)   Abbott Laboratories                (96,272)                     (96,272)
   (3,600)                (3,600)   Affymetrix, Inc.                   (70,956)                     (70,956)
   (1,200)                (1,200)   Allergan, Inc.                     (92,520)                     (92,520)
   (1,200)                (1,200)   Allied Irish Banks plc - ADR       (35,892)                     (35,892)
   (1,500)                (1,500)   Ashland Inc.                       (46,020)                     (46,020)
   (5,650)                (5,650)   ASML Holding N.V.F                 (54,014)                     (54,014)
     (850)                  (850)   Aventis S.A. - ADR                 (46,495)                     (46,495)
   (1,300)                (1,300)   Baker Hughes Incorporated          (43,641)                     (43,641)
   (2,350)                (2,350)   Banc One Corporation               (87,373)                     (87,373)
   (2,500)                (2,500)   BB&T Corporation                   (85,750)                     (85,750)
   (5,300)                (5,300)   BEA Systems, Inc.                  (57,558)                     (57,558)
   (2,600)                (2,600)   Big 5 Sporting Goods Corporation   (32,578)                     (32,578)
   (2,800)                (2,800)   BOC Group plc - ADR                (73,472)                     (73,472)
   (3,850)                (3,850)   Boyd Gaming Corporation            (66,451)                     (66,451)
   (1,800)                (1,800)   BRE Properties, Inc.               (59,760)                     (59,760)
   (3,600)                (3,600)   Brooks Automation, Inc.            (40,824)                     (40,824)
   (1,550)                (1,550)   Brown-Forman Corporation          (121,861)                    (121,861)
   (1,050)                (1,050)   Burlington Resources Inc.          (56,774)                     (56,774)
     (700)                  (700)   Canadian National Railway CompanyF (33,782)                     (33,782)
   (1,300)                (1,300)   Cardinal Health, Inc.              (83,590)                     (83,590)
   (1,750)                (1,750)   Cephalon, Inc.                     (72,030)                     (72,030)
   (2,200)                (2,200)   Charles River Laboratories
                                     International, Inc                (70,796)                     (70,796)
   (1,100)                (1,100)   Check Point Software Technologies
                                     Ltd.F                             (21,505)                     (21,505)
  (14,150)               (14,150)   CIENA Corporation                  (73,439)                     (73,439)
   (1,650)                (1,650)   Cincinnati Financial Corporation   (61,198)                     (61,198)
   (1,650)                (1,650)   Cintas Corporation                 (58,476)                     (58,476)
   (1,800)                (1,800)   Clear Channel Communications, Inc. (76,302)                     (76,302)
   (1,200)                (1,200)   Commerce Bancshares, Inc.          (46,740)                     (46,740)
   (2,250)                (2,250)   Commercial Net Lease Realty        (38,790)                     (38,790)
   (2,200)                (2,200)   Cousins Properties, Inc.           (61,380)                     (61,380)
   (1,100)                (1,100)   Cummins Inc.                       (39,479)                     (39,479)
     (900)                  (900)   Diageo plc - ADR                   (39,384)                     (39,384)
   (2,700)                (2,700)   Diagnostic Products Corporation   (110,835)                    (110,835)
   (3,000)                (3,000)   Dover Corporation                  (89,880)                     (89,880)
   (2,450)                (2,450)   Dow Jones & Company, Inc.         (105,423)                    (105,423)
   (1,400)                (1,400)   Eaton Vance Corp.                  (44,240)                     (44,240)
   (1,350)                (1,350)   Emerson Electric Co.               (68,985)                     (68,985)
     (900)                  (900)   ENI S.p.A. - ADR                   (68,436)                     (68,436)
   (1,000)                (1,000)   Essex Property Trust, Inc.         (57,250)                     (57,250)
   (1,300)                (1,300)   Fastenal Company                   (44,122)                     (44,122)
   (4,800)                (4,800)   Fiat S.p.A. - ADR                  (34,464)                     (34,464)
   (1,350)                (1,350)   Fifth Third Bancorp                (77,409)                     (77,409)
   (3,400)                (3,400)   Flagstar Bancorp, Inc.             (83,130)                     (83,130)
   (5,000)                (5,000)   Galyan's Trading Company           (71,700)                     (71,700)
   (1,700)                (1,700)   Genuine Parts Company              (54,417)                     (54,417)
   (2,050)                (2,050)   Genzyme Corporation                (85,690)                     (85,690)
   (3,300)                (3,300)   Goodrich Corporation               (69,300)                     (69,300)
   (2,500)                (2,500)   H.J. Heinz Company                 (82,450)                     (82,450)
   (1,500)                (1,500)   Helmerich & Payne, Inc.            (43,800)                     (43,800)
   (1,000)                (1,000)   Hitachi, LTD. - ADR                (42,300)                     (42,300)
   (1,900)                (1,900)   HON INDUSTRIES Inc.                (57,950)                     (57,950)
   (2,800)                (2,800)   Honeywell International Inc.       (75,180)                     (75,180)
   (3,950)                (3,950)   Hormel Foods Corporation           (93,615)                     (93,615)
   (5,050)                (5,050)   IMS Health Incorporated            (90,850)                     (90,850)
   (2,300)                (2,300)   Invacare Corporation               (75,900)                     (75,900)
   (2,100)                (2,100)   IVAX Corporation                   (37,485)                     (37,485)
   (3,200)                (3,200)   J. Jill Group Inc.                 (53,888)                     (53,888)
   (1,650)                (1,650)   KeyCorp                            (41,695)                     (41,695)
   (1,000)                (1,000)   Kohl's Corporation                 (51,380)                     (51,380)
   (2,400)                (2,400)   Lincare Holdings Inc.              (75,624)                     (75,624)
   (1,200)                (1,200)   Lincoln National Corporation       (42,756)                     (42,756)
   (1,200)                (1,200)   Lloyds TSB Group plc - ADR         (34,812)                     (34,812)
   (5,250)                (5,250)   Manor Care, Inc.                  (131,303)                    (131,303)
   (1,100)                (1,100)   Manufactured Home Communities,
                                     Inc.                              (38,621)                     (38,621)
   (4,300)                (4,300)   Matsushita Electric Industrial
                                     Co., Ltd. - ADR                   (43,215)                     (43,215)
   (2,200)                (2,200)   McCormick & Company, Incorporated  (59,840)                     (59,840)
     (700)                  (700)   Media General, Inc.                (40,040)                     (40,040)
   (1,400)                (1,400)   Medicis Pharmaceutical
                                     Corporation                       (79,380)                     (79,380)
     (600)                  (600)   Minnesota Mining & Manufacturing
                                     Company (3M)                      (77,388)                     (77,388)
   (3,600)                (3,600)   Nasdaq - 100 Index Trading Stock  (107,820)                    (107,820)
   (2,700)                (2,700)   Nautica Enterprises, Inc.          (34,641)                     (34,641)
     (700)                  (700)   Nestle S.A. - ADR                  (36,110)                     (36,110)
   (1,700)                (1,700)   New Century Financial Corporation  (74,205)                     (74,205)
   (1,300)                (1,300)   Noble Energy, Inc.                 (49,140)                     (49,140)
   (3,000)                (3,000)   Ohio Casualty Corporation          (39,540)                     (39,540)
   (1,700)                (1,700)   Panera Bread Company               (68,000)                     (68,000)
   (2,350)                (2,350)   Parker-Hannifin Corporation        (98,677)                     (98,677)
   (2,100)                (2,100)   Performance Food Group Company     (77,700)                     (77,700)
   (3,200)                (3,200)   Pharmaceutical Product
                                     Development, Inc.                 (91,936)                     (91,936)

               Hennessy Balanced Fund / Lindner Market Neutral Fund
                    Proforma Combined Schedule of Investments
               Schedule of Investments - June 30, 2003 (Unaudited)

                     Proforma
Lindner   Hennessy   Combined                                                                    Proforma
 Number    Number     Number                                         Lindner       Hennessy      Combined
of Shares of Shares of Shares  Name of Issuer and Title of Issue   Market Value   Market Value  Market Value
-----------------------------------------------------------------------------------------------------------

   (1,700)                (1,700)   Pioneer Natural Resources Company  (44,370)                     (44,370)
   (1,900)                (1,900)   Post Properties, Inc.              (50,350)                     (50,350)
   (2,550)                (2,550)   Powell Industries, Inc.            (37,332)                     (37,332)
   (1,400)                (1,400)   ProLogis Trust                     (38,220)                     (38,220)
   (3,900)                (3,900)   RadioShack Corporation            (102,609)                    (102,609)
   (1,050)                (1,050)   Rayonier Inc.                      (34,650)                     (34,650)
   (1,900)                (1,900)   Realty Income Corporation          (72,352)                     (72,352)
     (550)                  (550)   Roche Holding AG - ADR             (43,142)                     (43,142)
   (2,600)                (2,600)   RWE AG - ADR                       (78,523)                     (78,523)
   (1,800)                (1,800)   Ryanair Holdings plc - ADR         (80,820)                     (80,820)
   (4,100)                (4,100)   Saks Incorporated                  (39,770)                     (39,770)
   (3,800)                (3,800)   Schering-Plough Corporation        (70,680)                     (70,680)
   (1,300)                (1,300)   Smith International, Inc.          (47,762)                     (47,762)
   (2,550)                (2,550)   Snap-on Incorporated               (74,027)                     (74,027)
     (350)                  (350)   SPDR Trust Series 1                (34,171)                     (34,171)
   (2,500)                (2,500)   Summit Properties Inc.             (51,625)                     (51,625)
  (24,400)               (24,400)   Sun Microsystems, Inc.            (112,240)                    (112,240)
   (1,450)                (1,450)   Sunoco, Inc.                       (54,723)                     (54,723)
   (2,500)                (2,500)   Swisscom AG - ADR                  (70,850)                     (70,850)
   (1,000)                (1,000)   Teekay Shipping CorporationF       (42,900)                     (42,900)
   (1,700)                (1,700)   The Boeing Company                 (58,344)                     (58,344)
   (6,350)                (6,350)   The Charles Schwab Corporation     (64,072)                     (64,072)
   (1,750)                (1,750)   The Cheesecake Factory
                                     Incorporated                      (62,807)                     (62,807)
   (1,900)                (1,900)   The Clorox Company                 (81,035)                     (81,035)
   (1,500)                (1,500)   The Coca-Cola Company              (69,615)                     (69,615)
   (1,750)                (1,750)   The Commerce Group, Inc.           (63,350)                     (63,350)
   (3,200)                (3,200)   The Gillette Company              (101,952)                    (101,952)
   (1,100)                (1,100)   The Reynolds & Reynolds Company    (31,416)                     (31,416)
   (3,500)                (3,500)   The ServiceMaster Company          (37,450)                     (37,450)
   (2,900)                (2,900)   The Stanley Works                  (80,040)                     (80,040)
   (1,500)                (1,500)   The Talbots, Inc.                  (44,175)                     (44,175)
   (2,760)                (2,760)   Valley National Bancorp            (72,726)                     (72,726)
   (3,700)                (3,700)   Walgreen Co.                      (111,370)                    (111,370)
   (1,950)                (1,950)   Waste Management, Inc.             (46,976)                     (46,976)
     (850)                  (850)   Webster Financial Corporation      (32,130)                     (32,130)
                                                                    (7,196,195)                  (7,196,195)


                         * Non-income producing.
                         a Denotes security is affiliated.  (See Note 4)
                         F Foreign Security.
                         ADR - American Depository Receipt.
                         All financial assets are held as eligible collateral for short positions
                         # Variable rate demand notes are considered short-term obligations and are payable on demand.
                           Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.


                   See Notes to Pro Forma Financial Statements

STATEMENTS OF ASSETS & LIABILITIES
June 30, 2003
(unaudited)                                               Hennessy Balanced Fund

                                                        Hennessy            Lindner Market                      Pro Forma
                                                        Balanced Fund        Neutral Fund       Adjustments     Combined
----------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at value (cost $16,516,702,
      $8,094,148 and $24,610,850 respectively)          $15,967,318          $  7,830,592                 -     $ 23,797,910
    Receivable for Investments sold                               -                     -                                  -
    Dividends & Interest receivable                          86,610                11,393                 -           98,003
    Receivable for Fund shares sold                              50                60,000                 -           60,050
    Cash                                                     47,945                    63                             48,008
    Receivable from broker for proceeds on securities
      sold short                                                  -             6,904,636                          6,904,636
    Cash deposits with brokers for securities sold short          -               226,430                            226,430
    Other assets                                              9,078                 7,483                 -           16,561
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                       16,111,001            15,040,597                         31,151,598
============================================================================================================================
Liabilities:
    Securities sold short, at value                               -             7,196,195                          7,196,195
    Payable for Investments purchased                             -                     -                 -                -
    Payable for Fund shares redeemed                            880                 7,030                 -            7,910
    Distributions to shareholders payable                     1,719                 5,660                 -            7,379
    Payable to advisor                                        7,940                 2,447                 -           10,387
    Dividends payable on short positions                          -                10,717                             10,717
    Accrued expenses and other liabilities                   30,877                14,875                 -           45,752
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      41,416             7,236,924                          7,278,340
============================================================================================================================
Net Assets                                              $16,069,585          $  7,803,673                 -     $ 23,873,258
============================================================================================================================
Net Assets Consist of:
    Paid in capital                                     $16,767,385          $ 32,959,028                 -     $ 49,726,413
    Accumulated undistributed net investment income               -                     -                 -                -
    Accumulated undistributed net realized gain (loss)     (148,416)          (24,600,240)                -      (24,748,656)
    Net unrealized appreciation (depreciation) on
      investments                                          (549,384)             (555,115)                -       (1,104,499)
----------------------------------------------------------------------------------------------------------------------------
        Total net assets                                $16,069,585          $  7,803,673                 -     $ 23,873,258
============================================================================================================================

Shares Outstanding:                                       1,539,955             1,287,523          (539,694)       2,287,784
============================================================================================================================

Net Asset Value Per Share:                              $     10.44          $       6.06        $        -     $      10.44
============================================================================================================================



                   See Notes to Pro Forma Financial Statements

STATEMENTS OF OPERATIONS

For the twelve months ended June 30, 2003                 Hennessy Balanced Fund
(unaudited)

                                                        Hennessy            Lindner Market                      Pro Forma
                                                        Balanced Fund        Neutral Fund       Adjustments     Combined
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividend income                                    $   293,536          $    121,859        $        -     $    415,395
     Interest income                                        137,511               129,266                 -          266,777
----------------------------------------------------------------------------------------------------------------------------
        Total income                                        431,047               251,125                 -          682,172

Expenses:
     Investment advisory fees                                89,043                81,505           (32,559)         137,989
     Administration fees                                     40,005                 8,151            13,874           62,030
     Distribution fees                                       37,101                19,979                 -           57,080
     Federal and state registration fees                     15,908                13,185                 -           29,093
     Professional fees                                       29,621                 7,699                             37,320
     Reports to shareholders                                  5,270                 1,640                 -            6,910
     Directors' fees and expenses                             4,282                 2,507            (1,789)           5,000
     Insurance expense                                        1,646                 2,799                 -            4,445
     Fund accounting fees                                         -                31,491           (31,491)               -
     Transfer agent fees & expenses                               -                20,273           (15,273)           5,000
     Custody fees                                                 -                 2,125            (2,125)               -
     Dividend expense on short positions                          -               142,949                             142,949
     Other                                                        -                   244                                244
----------------------------------------------------------------------------------------------------------------------------
     Total expenses                                         222,876               334,547           (69,363)         488,060
     Expense reimbursements                                       -               (13,916)           13,775             (141)
----------------------------------------------------------------------------------------------------------------------------
        Net expenses                                        222,876               320,631           (55,588)         487,919
----------------------------------------------------------------------------------------------------------------------------

              Net investment income (loss)                  208,171               (69,506)           55,588          194,253
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Investments                                                26,558              (927,600)                -         (901,042)
  Short sale transactions                                                         592,137                            592,137

Net change in unrealized appreciation (depreciation) on:
  Investments                                              (189,146)              858,101                 -          668,955
  Short sale transactions                                                        (224,276)                          (224,276)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss                           (162,588)              298,362                 -          135,774
----------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $    45,583          $    228,856       $   55,588     $     330,027
============================================================================================================================



                   See Notes to Pro Forma Financial Statements

              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

1.   Basis of Combination
     --------------------

     The unaudited Pro Forma Combined Schedules of Portfolio Investments, Statements of Assets and Liabilities and Statements of Operations reflect
     (i) the accounts of one investment portfolio offered by Hennessy Mutual Funds, Inc., (a "Hennessy Fund"), and one investment portfolio offered by Lindner Investments (a "Lindner Fund"), as if the proposed reorganization occurred as of and for the year ended September 30, 2003 and (ii) the accounts of two investment portfolios offered by Hennessy Funds, Inc. (also "Hennessy Funds"), and two investment portfolios offered by Lindner Investments (also "Lindner Funds"), as if the proposed reorganization occurred as of and for the year ended June 30, 2003. These statements have been derived from books and records utilized in calculating daily net asset value at September 30, 2003 and June 30, 2003, respectively. Below are the fund names of the Hennessy Funds, Linder Funds and the Surviving Funds. All of the Surviving Funds will be portfolios of the Hennessy Funds.


           Hennessy Funds           Lindner Funds              Surviving Funds
           --------------           -------------              ---------------
      -------------------------------------------------------------------------
      Cornerstone Value Fund    Growth and Income Fund    Cornerstone Value Fund
      -------------------------------------------------------------------------
      Total Return Fund         Large-Cap Growth Fund     Total Return Fund
      -------------------------------------------------------------------------
      Balanced Fund             Market Neutral Fund       Balanced Fund
      -------------------------------------------------------------------------


     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the acquiring funds of the assets of the acquired funds will be the fair market value of such on the closing date of the transaction. The acquiring funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the acquiring funds of the assets of the acquired funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the acquiring funds in the reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the acquiring funds shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the statements of operations of the acquiring funds will not be restated for precombination period results of the corresponding acquired funds.

     The Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Hennessy Funds and Lindner Funds incorporated by reference in the Statement of Additional Information.

     The Hennessy Funds and Lindner Funds are each separate portfolios of the Hennessy Funds, Inc. and Lindner Investments, which are registered as open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").

              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

2.   Service Providers
     -----------------

     Hennessy Advisors, Inc. (the "Advisor"), will serve as the investment advisor to each combined Fund. U.S. Bancorp Fund Services, LLC ("USBFS") (the "Administrator") will serve as the administrator, transfer agent and fund accountant to the combined Funds. U.S. Bank, National Association will serve as the custodian to the combined Funds. Quasar Distributors, Inc. will serve as the distributor to the combined Funds.

3.   Fees
     ----

     Hennessy Funds
     --------------

     Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.


           Hennessy Funds                             Advisory Fees Annual Rate
           --------------                             -------------------------

     Cornerstone Value Fund                                  0.74%

     Total Return Fund                                       0.60%

     Balanced Fund                                           0.60%


     Under the terms of the administration agreement, the Administrator is entitled to receive administration fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly. The fees are calculated per fund based on the following schedule:


                      27 basis points on assets up to $500 million
                      25 basis points on the next $250 million
                      23 basis points on the next $250 million
                      21 basis points on all assets over $1 billion


     Lindner Funds
     -------------

     Under the terms of the investment advisory agreement with Lindner Asset Management, Inc., the Advisor is entitled to receive fees computed at an annual rate of the fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.


             Lindner Funds                             Advisory Fees Annual Rate
             -------------                             -------------------------

     Growth and Income Fund
       First $500 million of assets                            0.70%
       Assets between $500 million and $1 billion              0.65%
       Assets over $1 billion                                  0.60%

     Large Cap-Growth Fund
       First $500 million of assets                            0.80%
       Assets between $500 million and $1 billion              0.65%
       Assets over $1 billion                                  0.60%

     Lindner Market Neutral Fund                               1.00%

              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

4.   Pro Forma Adjustments and Pro Forma Combined Columns
     ----------------------------------------------------

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect if the Hennesy Funds and Lindner Funds, as appropriate, were included in the Surviving Funds for the year ended June 30, 2003 or September 30, 2003, as applicable. There were two types of adjustments made.

     First, adjustments were made for the difference between asset based fees of the Lindner Funds and the Surviving Funds. These expenses include Advisory Fees, Administration Fees, Custody Fees, Transfer Agent Fees, Fund Accounting Fees, Service Fees and Distribution Fees.

     Second, adjustments were made for the differences in other expenses. There are certain expenses that may not increase in proportion to the increase in assets from the reorganization. These expenses include Professional Fees, Registration Fees, Directors Fees and Insurance expenses. The adjustments made to these expenses reflect the assumed level of expense post merger.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganization had occurred as of and for the year ended June 30, 2003 or September 30, 2003, as applicable.

     With respect to the Hennessy Balanced Fund and Lindner Market Neutral Fund pro forma financial statements, there have been no adjustments made related to short sale activity of the Lindner Market Neutral Fund. However, for purposes of the Combined Fund Pro Forma Fee Table and Example in the Proxy Statement/Prospectus, "dividend expenses on short sale positions" have been excluded because the Hennessy Balanced Fund does not currently intend to engage in short sale activity.

5.   Portfolio Valuation, Securities Transactions and Related Income
     ---------------------------------------------------------------

     All significant accounting policies can be found in the footnotes to the Annual Reports of the Hennessy Funds.

6.   Capital Shares
     --------------

     The pro forma net asset value per share assume the issuance of shares of the following Hennessy Fund, after any necessary stock splits, which would have occurred at September 30, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                              Shares        Additional Shares     Pro Forma
                           outstanding at     issued in the       Shares at
                           Sept. 30, 2003     Reorganization    Sept. 30, 2003
                           -----------------------------------------------------

     Cornerstone Value
       Fund                1,932,111          16,978,159           18,910,270


     The pro forma net asset values per share assume the issuance of shares of the following Hennessy Funds, after any necessary stock splits, which would have occurred at June 30, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                              Shares        Additional Shares     Pro Forma
                           outstanding at     issued in the       Shares at
                           June 30, 2003      Reorganization     June 30, 2003
                           -----------------------------------------------------

     Balanced Fund         1,539,955             747,829            2,287,784

     Total Return Fund       623,750           9,537,906           10,161,656


7.   Reorganization Costs
     --------------------

     All costs associated with the Reorganization will be paid by Hennessy Advisors, Inc.